Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Current Assets
Schedule of other current assets

Other current assets consisted of the following as at December 31 (in thousands):

	2013	2012
Insurance claims	$2,815	$545
Advances to suppliers and other assets	3,369	4,837

Total	$6,184	$5,382